REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of
Trustees of
Wildermuth Fund

In planning and performing our audit of
the financial statements of Wildermuth
Fund (the Fund ), for the year ended as of March 31, 2023, in accordance with the standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Fund s internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund s internal
control over financial reporting.
Accordingly, we express no such
opinion.

Management of the Fund is responsible
for establishing and maintaining
effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).
A company s internal control over
financial reporting includes those
policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Company s annual or interim financial statement will not be prevented or detected on a timely basis.

Our consideration of the Fund s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily identify all deficiencies in internal control that might be material weaknesses under standards established by the
PCAOB. However, we noted the
following deficiency in internal control over financial reporting that we consider to be a material weakness, as defined above. This condition was considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Fund for the year ended March 31, 2023, and this report does not affect our report thereon dated June 9, 2023.

We noted that Fund did not have
controls in place to timely analyze and
record its provision for income taxes.

This report is intended solely for the
information and use of management and
the Board of Trustees of Wildermuth
Fund. and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.


/s/ WithumSmith+Brown, PC

Whippany, New Jersey
June 9, 2023